Cash Distributions and Earnings per Unit - Percentage Interest in Distributions (Table) (Details) - 6 months ended Jun. 30, 2015 - $ / shares	Total
Total Quarterly Distribution Target Amount | Minimum Quarterly Distribution | Minimum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	$ 0.35
Total Quarterly Distribution Target Amount | First Target Distribution | Maximum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.4025
Total Quarterly Distribution Target Amount | Second Target Distribution | Minimum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.4025
Total Quarterly Distribution Target Amount | Second Target Distribution | Maximum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.4375
Total Quarterly Distribution Target Amount | Third Target Distribution | Minimum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.4375
Total Quarterly Distribution Target Amount | Third Target Distribution | Maximum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.525
Total Quarterly Distribution Target Amount | Thereafter | Minimum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	$ 0.525
Common Unitholders | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	98.00%
Common Unitholders | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	98.00%
Common Unitholders | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	85.00%
Common Unitholders | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	75.00%
Common Unitholders | Thereafter
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	50.00%
General Partner | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	2.00%
General Partner | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	2.00%
General Partner | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	15.00%
General Partner | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	25.00%
General Partner | Thereafter
Distribution Made To Limited Partner [Line Items]
Percentage Allocations Of Additional Available Cash Among Unitholders	50.00%